Investments in Joint Ventures - Summary of Aggregate Financial Information of Joint Ventures (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [Line Items]
Share of the joint ventures' profit for the year	¥ 34	¥ 49	¥ 39
Aggregate carrying amount of the Group's interests in the joint ventures	577	557	¥ 524
Joint ventures [member]
Disclosure of joint ventures [Line Items]
Share of the joint ventures' total comprehensive income	¥ 34	¥ 49